Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLES

The following table sets forth information concerning the compensation paid to our CEO and to our other NEOs compared to Company performance for the years ended December 31, 2024, 2023, 2022, 2021, and 2020.

	Summary Compensation Table Total Pay		Average Summary Compensation Table Total Pay for	Average CAP to	Value of Initial Fixed $100 Investment Based on:		GAAP Net	Core FFO
Year	for CEO(1)(2)	CAP to CEO(3)	Other NEOs(1)(2)	Other NEOs(3)	TSR	Peer TSR(4)	Income(5)	per share(6)
2024	$9,502,226	$5,044,001	$5,232,404	$2,943,853	$174	$118	$2,084,410	$16.67
2023	8,776,291	11,147,987	3,753,576	4,390,198	170	112	2,160,120	16.89
2022	9,201,442	(1,902,305)	4,844,366	(2,183,334)	150	101	4,366,274	15.92
2021	10,358,153	41,035,570	5,944,502	25,331,675	188	134	1,959,639	12.93
2020	4,800,928	4,537,499	3,174,594	2,999,877	113	95	1,361,227	10.61
(1)
The CEO for each year shown in the table was Joseph D. Russell, Jr. and the other NEOs were H. Thomas Boyle, Natalia N. Johnson, and Nathaniel A. Vitan. Chris C. Sambar, who joined the Company in October 2024, is included as an “other NEO” in 2024 and David Lee, who resigned in August 2023, is included as an “other NEO” for 2023.
(2)
The 2021 values reflected in this column reflect both the grant date fair value of the 2021 performance-based RSU awards and the value attributable to COVID-19 related modifications made by the CHC Committee in 2021 to the 2020 performance-based RSU awards.
(3)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards. The following tables reflect the adjustments made to SCT total compensation for 2024 to compute CAP for our CEO and average CAP for our other NEOs:

	SCT Total Pay	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP
CEO	$9,502,226	$6,893,426	$6,515,368	$(283,795)	$—	$(4,294,882)	$—	$498,510	$5,044,001
Other NEOs (Average)	$5,232,404	$4,045,543	$3,164,952	$(19,921)	$611,547	$(2,181,938)	$—	$182,352	$2,943,853
(4)
Reflects the cumulative TSR of the Company and the NAREIT Equity Index for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023, and the five years ended December 31, 2024 assuming a $100 investment at the closing price on December 31, 2018 and the reinvestment of all dividends.
(5)
Amounts in thousands.
(6)
Refer to Appendix A for information regarding Core FFO, including a reconciliation to GAAP diluted earnings.

Relationship of CAP to Performance. The following graphs illustrate the relationship during 2020 to 2024 of the CAP for our CEO and the average CAP for our other NEOs (each as set forth in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the NAREIT Equity Index, (ii) our GAAP net income, and (iii) our Core FFO per share (in each case as set forth in the table above).

Financial Performance Measures. The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed year are described in the table below. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section of this proxy statement.

Significant Financial Performance Measures
Core FFO Per Share Growth
TSR Performance (versus the TSR of the S&P 500 Equity REITs)
TSR Performance (versus the Company’s Self-Storage REIT Competitors)

Company Selected Measure Name	Core FFO
Named Executive Officers, Footnote
(1)
The CEO for each year shown in the table was Joseph D. Russell, Jr. and the other NEOs were H. Thomas Boyle, Natalia N. Johnson, and Nathaniel A. Vitan. Chris C. Sambar, who joined the Company in October 2024, is included as an “other NEO” in 2024 and David Lee, who resigned in August 2023, is included as an “other NEO” for 2023.

Peer Group Issuers, Footnote
(4)
Reflects the cumulative TSR of the Company and the NAREIT Equity Index for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023, and the five years ended December 31, 2024 assuming a $100 investment at the closing price on December 31, 2018 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 9,502,226	$ 8,776,291	$ 9,201,442	$ 10,358,153	$ 4,800,928
PEO Actually Paid Compensation Amount	$ 5,044,001	11,147,987	(1,902,305)	41,035,570	4,537,499
Adjustment To PEO Compensation, Footnote

	SCT Total Pay	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP
CEO	$9,502,226	$6,893,426	$6,515,368	$(283,795)	$—	$(4,294,882)	$—	$498,510	$5,044,001
Other NEOs (Average)	$5,232,404	$4,045,543	$3,164,952	$(19,921)	$611,547	$(2,181,938)	$—	$182,352	$2,943,853

Non-PEO NEO Average Total Compensation Amount	$ 5,232,404	3,753,576	4,844,366	5,944,502	3,174,594
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,943,853	4,390,198	(2,183,334)	25,331,675	2,999,877
Adjustment to Non-PEO NEO Compensation Footnote

	SCT Total Pay	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP
CEO	$9,502,226	$6,893,426	$6,515,368	$(283,795)	$—	$(4,294,882)	$—	$498,510	$5,044,001
Other NEOs (Average)	$5,232,404	$4,045,543	$3,164,952	$(19,921)	$611,547	$(2,181,938)	$—	$182,352	$2,943,853

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures. The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed year are described in the table below. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section of this proxy statement.

Significant Financial Performance Measures
Core FFO Per Share Growth
TSR Performance (versus the TSR of the S&P 500 Equity REITs)
TSR Performance (versus the Company’s Self-Storage REIT Competitors)

Total Shareholder Return Amount	$ 174	170	150	188	113
Peer Group Total Shareholder Return Amount	118	112	101	134	95
Net Income (Loss)	$ 2,084,410	$ 2,160,120	$ 4,366,274	$ 1,959,639	$ 1,361,227
Company Selected Measure Amount	16.67	16.89	15.92	12.93	10.61
PEO Name	Joseph D. Russell, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Core FFO Per Share Growth
Measure:: 2
Pay vs Performance Disclosure
Name	TSR Performance (versus the TSR of the S&P 500 Equity REITs)
Measure:: 3
Pay vs Performance Disclosure
Name	TSR Performance (versus the Company’s Self-Storage REIT Competitors)
PEO
Pay vs Performance Disclosure
Realized Pay	$ 11,255,379	$ 11,298,478	$ 5,431,540	$ 3,845,336	$ 2,400,973
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,893,426)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,515,368
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(283,795)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,294,882)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	498,510
Non-PEO NEO
Pay vs Performance Disclosure
Realized Pay	5,848,573	$ 4,775,273	$ 2,590,905	$ 2,231,378	$ 1,427,702
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,045,543)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,164,952
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,921)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	611,547
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,181,938)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 182,352